UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mission Global Advisors, LLC

Address:  460 Park Avenue, 15th Floor
          New York, New York 10022



13F File Number: 028-13385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bodey
Title:  Chief Operating Officer/Chief Financial Officer
Phone:  (212) 909 1604


Signature, Place and Date of Signing:

/s/ Robert Bodey              New York, New York               May 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:  $33,514
                                         (thousands)


List of Other Included Managers:

No.        Form 13F File Number           Name

1.               028-13387                Mission Global Asset Master Fund, Ltd.

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                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2009

COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE                        VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION    MANAGERS  SOLE   SHARED  NONE
AK STL HLDG CORP               COM             001547108     409     57,422             SOLE                     57,422
AK STL HLDG CORP               COM             001547108     693     97,400             SHARED-DEFINED    1      97,400
AMAZON COM INC                 COM             023135106     665      9,050             SOLE                      9,050
AMAZON COM INC                 COM             023135106   1,127     15,350             SHARED-DEFINED    1      15,350
ANADARKO PETE CORP             COM             032511107     298      7,675             SHARED-DEFINED    1       7,675
ASSURANT INC                   COM             04621X108     285     13,079             SHARED-DEFINED    1      13,079
BJ SVCS CO                     COM             055482103     122     12,280             SHARED-DEFINED    1      12,280
CAPITAL ONE FINL CORP          COM             14040H105     124     10,136             SOLE                     10,136
CAPITAL ONE FINL CORP          COM             14040H105     210     17,192             SHARED-DEFINED    1      17,192
CONOCOPHILLIPS                 COM             20825C104   1,063     27,150             SOLE                     27,150
CONOCOPHILLIPS                 COM             20825C104   1,803     46,050             SHARED-DEFINED    1      46,050
DEVON ENERGY CORP NEW          COM             25179M103     324      7,240             SOLE                      7,240
DEVON ENERGY CORP NEW          COM             25179M103     549     12,280             SHARED-DEFINED    1      12,280
EAGLE BULK SHIPPING INC        COM             Y2187A101     254     59,730             SOLE                     59,730
EAGLE BULK SHIPPING INC        COM             Y2187A101     431    101,310             SHARED-DEFINED    1     101,310
EXTERRAN HLDGS INC             COM             30225X103     319     19,910             SOLE                     19,910
EXTERRAN HLDGS INC             COM             30225X103     541     33,770             SHARED-DEFINED    1      33,770
FIRST HORIZON NATL CORP        COM             320517105     109     10,137             SOLE                     10,137
FIRST HORIZON NATL CORP        COM             320517105     185     17,191             SHARED-DEFINED    1      17,191
FMC TECHNOLOGIES INC           COM             30249U101     335     10,679             SOLE                     10,679
FMC TECHNOLOGIES INC           COM             30249U101     568     18,113             SHARED-DEFINED    1      18,113
FOCUS MEDIA HLDG LTD           COM             34415V109     123     18,100             SOLE                     18,100
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109     209     30,700             SHARED-DEFINED    1      30,700
FREEPORT-MCMORAN COPPER & GO   COM             35671D857     345      9,050             SOLE                      9,050
FREEPORT-MCMORAN COPPER & GO   COM             35671D857     585     15,350             SHARED-DEFINED    1      15,350
HALLIBURTON CO                 COM             406216101     896     57,920             SOLE                     57,920
HALLIBURTON CO                 COM             406216101   1,520     98,240             SHARED-DEFINED    1      98,240
INGERSOLL-RAND COMPANY LTD     COM             G4776G101     175     12,670             SOLE                     12,670
INGERSOLL-RAND COMPANY LTD     CL A            G4776G101     297     21,490             SHARED-DEFINED    1      21,490
INTEL CORP                     COM             458140100     545     36,200             SOLE                     36,200
INTEL CORP                     COM             458140100     924     61,400             SHARED-DEFINED    1      61,400
ISHARES TR                     DJ OIL&GAS EXP  464288851     471     13,756             SOLE                     13,756
ISHARES TR                     DJ OIL&GAS EXP  464288851     799     23,332             SHARED-DEFINED    1      23,332
ITT CORP NEW                   COM             450911102     209      5,430             SOLE                      5,430
ITT CORP NEW                   COM             450911102     354      9,210             SHARED-DEFINED    1       9,210
JPMORGAN CHASE & CO            COM             46625H100   1,116     41,992             SOLE                     41,992
JPMORGAN CHASE & CO            COM             46625H100   1,893     71,224             SHARED-DEFINED    1      71,224
KBR INC                        COM             48242W106     170     12,280             SHARED-DEFINED    1      12,280
MARATHON OIL CORP              COM             565849106     323     12,280             SHARED-DEFINED    1      12,280
MAXIM INTEGRATED PRODS INC     COM             57772K101     359     27,149             SOLE                     27,149
MAXIM INTEGRATED PRODS INC     COM             57772K101     608     46,052             SHARED-DEFINED    1      46,052
MERCADOLIBRE INC               COM             58733R102     336     18,100             SOLE                     18,100
MERCADOLIBRE INC               COM             58733R102     569     30,700             SHARED-DEFINED    1      30,700
NOBLE CORPORATION              COM             H5833N103     262     10,860             SOLE                     10,860
NOBLE CORPORATION              COM             H5833N103     444     18,420             SHARED-DEFINED    1      18,420
OIL STS INTL INC               COM             678026105     194     14,480             SOLE                     14,480
OIL STS INTL INC               COM             678026105     330     24,560             SHARED-DEFINED    1      24,560
ORACLE CORP                    COM             68389X105     981     54,300             SOLE                     54,300
ORACLE CORP                    COM             68389X105   1,664     92,100             SHARED-DEFINED    1      92,100
PRICELINE COM INC              COM             741503403     285      3,620             SOLE                      3,619
PRICELINE COM INC              COM NEW         741503403     484      6,142             SHARED-DEFINED    1       6,142
ROCKWELL COLLINS INC           COM             774341101     301      9,212             SHARED-DEFINED    1       9,212
ROWAN COS INC                  COM             779382100     195     16,290             SOLE                     16,290
ROWAN COS INC                  COM             779382100     331     27,630             SHARED-DEFINED    1      27,630
SANDRIDGE ENERGY INC           COM             80007P307     143     21,720             SOLE                     21,720
SANDRIDGE ENERGY INC           COM             80007P307     243     36,840             SHARED-DEFINED    1      36,840
SOHU COM INC                   COM             83408W103   1,271     30,770             SOLE                     30,770
SOHU COM INC                   COM             83408W103   2,156     52,190             SHARED-DEFINED    1      52,190
SUNTRUST BKS INC               COM             867914103     195     16,578             SHARED-DEFINED    1      16,578
TOLL BROTHERS INC              COM             889478103     206     11,359             SHARED-DEFINED    1      11,359
TRAVELERS COMPANIES INC        COM             89417E109     200      4,912             SHARED-DEFINED    1       4,912
WILLIAMS COS INC DEL           COM             969457100     144     12,670             SOLE                     12,670
WILLIAMS COS INC DEL           COM             969457100     245     21,490             SHARED-DEFINED    1      21,490


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